SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 4,202		$ 4,610
Long-term assets	69,597		71,518
Current liabilities	8,056		8,038
Long-term liabilities	37,762		38,111
Preferred equity	27,981	$ 29,373	29,979	$ 28,512	$ 26,912	$ 26,286
Non-controlling interests
Disclosure of subsidiaries [line items]
Preferred equity	23,932		25,256
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	18,099		18,863
Preferred equity	18,099	18,669	18,863	16,604	15,526	14,755
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,330		2,684
Preferred equity	2,330	2,529	2,684	2,908	2,848	2,892
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,152		2,479
Preferred equity	2,152	2,336	2,479	2,686	2,522	2,561
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	565		583
Preferred equity	565	570	583	584	573	571
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	738		592
Preferred equity	738	$ 738	592	$ 592	$ 592	$ 592
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	634		760
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	68		65
Long-term assets	4,062		4,735
Current liabilities	76		72
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	634		760
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	388		400
Long-term assets	239		246
Current liabilities	8		8
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	565		583
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	2,921		2,695
Long-term assets	2		2
Current liabilities	341		32
Long-term liabilities	2,565		2,650
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	992		790
Long-term assets	41,244		44,239
Current liabilities	8,980		8,406
Long-term liabilities	351		56
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,330		2,684
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	738		592
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	639		765
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	4,190		4,611
Long-term assets	69,506		71,435
Current liabilities	6,793		7,658
Long-term liabilities	34,846		35,405
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	18,099		18,863
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,152		2,479
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,357)		(3,951)
Long-term assets	(45,456)		(49,139)
Current liabilities	(8,142)		(8,138)
Long-term liabilities	0		0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	$ (639)		$ (765)